SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cash, Cash Equivalents and Restricted Cash (Details)	12 Months Ended
Dec. 31, 2024
Cash, Cash Equivalents and Restricted Cash [Abstract]
Original maturities of deposits classified as cash and cash equivalents	3 months